Trading Account Profits And Losses [Text Block]	12 Months Ended
Mar. 31, 2014
Trading Account Profits And Losses [Text Block]
28.	TRADING ACCOUNT PROFITS AND LOSSES

The MUFG Group performs trading activities through market-making, sales and arbitrage, while maintaining risk levels within appropriate limits in accordance with its risk management policy.

The MUFG Group has trading account securities and trading derivative assets and liabilities for this purpose. In addition, the trading account securities include foreign currency-denominated debt securities such as foreign government or official institution bonds, corporate bonds and mortgage-backed securities, which are mainly comprised of securities measured at fair value under the fair value option.

Net trading gains (losses) for the fiscal years ended March 31, 2012, 2013 and 2014 were comprised of the following:

	2012	2013	2014
	(in millions)
Interest rate and other derivative contracts	¥77,698	¥(82,684)	¥(84,408)
Trading account securities, excluding derivatives	589,587	652,960	50,522

Trading account profits (losses)—net	667,285	570,276	(33,886)
Foreign exchange derivative contracts(1)	(94,853)	(94,223)	(52,737)

Net trading gains (losses)	¥572,432	¥476,053	¥(86,623)

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

For further information on the methodologies and assumptions used to estimate fair value, see Note 31, which also shows fair values of trading account securities by major category. Note 23 discloses further information regarding the derivative-related impact on Trading account profits (losses)—net by major category.